Note 11 - Stock-based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Shares issuable under options - Beginning of period, number of options (in shares) | shares	1,351,400
Shares issuable under options - Beginning of period, weighted average exercise price (in dollars per share) | $ / shares	$ 23.05
Granted, number of options (in shares) | shares	390,500
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 54.88
Exercised, number of options (in shares) | shares	(345,150)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 13.09
Shares issuable under options - December 31, 2017, number of options (in shares) | shares	1,396,750
Shares issuable under options - December 31, 2017, weighted average exercise price (in dollars per share) | $ / shares	$ 34.41
Shares issuable under options - December 31, 2017, weighted average remaining contractual life (Year)	2 years 255 days
Shares issuable under options - December 31, 2017, weighted average remaining contractual life | $	$ 49,595
Options exercisable - End of period, number of options (in shares) | shares	512,100
Options exercisable - End of period, weighted average exercise price (in dollars per share) | $ / shares	$ 25.63
Options exercisable - End of period, weighted average remaining contractual life (Year)	1 year 328 days
Options exercisable - End of period, weighted average remaining contractual life | $	$ 22,682